                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5582

                            Oppenheimer Cash Reserves
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: July 31

                      Date of reporting period: 10/31/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

                                                                     PRINCIPAL
                                                                       AMOUNT           VALUE
                                                                    ------------   --------------
CERTIFICATES OF DEPOSIT--25.0%
YANKEE CERTIFICATES OF DEPOSIT--25.0%
Bank of Nova Scotia:
0.20%, 1/27/10                                                      $ 10,000,000   $   10,000,000
0.21%, 12/30/09                                                        8,500,000        8,500,000
BNP Paribas, New York:
0.27%, 1/21/10                                                        18,000,000       18,000,000
0.27%, 1/25/10                                                        19,000,000       19,000,000
0.27%, 2/11/10                                                         4,000,000        4,000,000
0.29%, 1/8/10                                                         20,000,000       20,000,000
Calyon, New York, 0.18%, 11/4/09                                      13,800,000       13,800,000
National Australia Bank, New York:
0.34%, 11/2/09                                                        14,500,000       14,500,000
0.36%, 1/4/10                                                         14,000,000       14,000,000
0.37%, 12/1/09                                                        15,000,000       15,000,000
Nordea Bank Finland plc, New York:
0.25%, 1/13/10                                                        26,000,000       26,000,000
0.25%, 1/15/10                                                        20,500,000       20,500,000
0.26%, 1/14/10                                                         4,000,000        4,000,000
Rabobank Nederland NV, New York:
0.30%, 12/18/09                                                       11,000,000       11,000,000
0.65%, 2/18/10                                                         1,500,000        1,500,000
0.72%, 7/26/10                                                        15,000,000       15,000,000
0.90%, 6/21/10                                                        26,000,000       26,000,000
0.95%, 6/23/10                                                         5,500,000        5,500,000
1.05%, 4/30/10                                                        15,500,000       15,542,350
Royal Bank of Canada, 0.28%, 3/26/10                                  21,500,000       21,500,000
Societe Generale, New York:
0.215%, 12/3/09                                                       19,000,000       19,000,000
0.24%, 11/24/09                                                       14,000,000       14,000,000
Toronto Dominion Bank, New York:
1.47%, 11/12/09                                                       20,000,000       20,000,000
1.50%, 11/3/09                                                        31,000,000       31,000,000
                                                                                   --------------
Total Certificates of Deposit (Cost $367,342,350)                                     367,342,350
                                                                                   --------------
DIRECT BANK OBLIGATIONS--17.2%
Bank of Nova Scotia:
0.22%, 12/8/09                                                        25,400,000       25,394,165
0.22%, 12/16/09                                                        4,500,000        4,498,763
CBA (Delaware) Finance:
0.21%, 1/13/10                                                         9,200,000        9,196,082
0.24%, 11/30/09                                                       11,000,000       10,997,873
0.24%, 12/4/09                                                        24,000,000       23,992,960
0.265%, 1/22/10                                                        8,000,000        7,995,171
0.27%, 11/23/09                                                        9,000,000        8,998,515
Danske Corp., 0.19%, 12/21/09(1)                                      14,400,000       14,396,200
JPMorgan Chase Funding, Inc.:
0.20%, 12/23/09(1)                                                    20,000,000       19,994,222
0.215%, 12/9/09                                                        8,500,000        8,498,071
0.23%, 11/24/09                                                        3,600,000        3,599,471
0.25%, 11/23/09                                                        4,500,000        4,499,313


                          1 | OPPENHEIMER CASH RESERVES

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

                                                                     PRINCIPAL
                                                                       AMOUNT           VALUE
                                                                    ------------   --------------
National Australia Funding (Delaware), Inc.:
0.30%, 12/2/09(1)                                                   $ 17,600,000   $   17,595,453
0.39%, 1/7/10(1)                                                      14,000,000       13,989,838
Nordea North America, Inc.:
0.21%, 1/19/10                                                         4,400,000        4,397,972
0.21%, 1/22/10                                                        15,750,000       15,742,684
Scotiabanc, Inc., 0.21%, 1/8/10(1)                                    10,000,000        9,996,033
Societe Generale:
0.24%, 11/18/09                                                       22,700,000       22,697,427
0.24%, 11/19/09                                                       15,000,000       14,998,200
Westpac Banking Corp., 0.29%, 11/3/09(1)                              10,500,000       10,499,831
                                                                                   --------------
Total Direct Bank Obligations (Cost $251,978,244)                                     251,978,244
                                                                                   --------------
SHORT-TERM NOTES--53.9%
CAPITAL MARKETS--0.7%
BNP Paribas Finance, Inc., 0.25%, 11/25/09                             9,950,000        9,948,342
                                                                                   --------------
COMMERCIAL FINANCE--0.2%
Private Export Funding Corp., 0.22%, 12/8/09(1)                        2,400,000        2,399,457
                                                                                   --------------
DIVERSIFIED FINANCIAL SERVICES--4.8%
General Electric Capital Corp., 0.22%, 1/28/10                        15,500,000       15,491,664
                                                                                   --------------
General Electric Capital Services:
0.20%, 1/19/10                                                        16,100,000       16,092,934
0.20%, 1/20/10                                                        13,150,000       13,144,156
0.20%, 1/20/10                                                         9,100,000        9,095,956
0.25%, 12/2/09                                                        11,500,000       11,497,524
0.26%, 11/27/09                                                        5,000,000        4,999,061
                                                                                   --------------
                                                                                       70,321,295
                                                                                   --------------
FOOD PRODUCTS--1.5%
Nestle Capital Corp.:
0.50%, 3/15/10(1)                                                     20,000,000       19,955,333
0.51%, 3/16/10(1)                                                      1,700,000        1,696,749
                                                                                   --------------
                                                                                       21,652,082
                                                                                   --------------
INSURANCE--1.2%
United of Omaha Life Insurance Co., 0.746%, 12/28/09(2)               18,000,000       18,000,000
                                                                                   --------------
LEASING & FACTORING--4.9%
Toyota Motor Credit Corp.:
0.23%, 12/7/09                                                         5,500,000        5,498,735
0.26%, 12/2/09                                                        14,000,000       13,996,866
0.26%, 12/3/09                                                        33,000,000       32,992,373
0.26%, 12/4/09                                                        20,000,000       19,995,233
                                                                                   --------------
                                                                                       72,483,207
                                                                                   --------------
MUNICIPAL--9.6%
Anchor Holdings II LLC Nts., Series 2001, 1%, 11/15/09(2)              5,740,000        5,740,000
Ashland, WI Industrial Development Revenue Bonds, Larson-Juhl
US LLC Project, Series 2000, 0.57%, 11/2/09(2)                         3,500,000        3,500,000
Atmore, AL Special Purpose Warrants, Industrial Park Project,
Series 04B, 0.35%, 11/2/09(2)                                          3,260,000        3,260,000


                          2 | OPPENHEIMER CASH RESERVES

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

                                                                     PRINCIPAL
                                                                       AMOUNT           VALUE
                                                                    ------------   --------------
MUNICIPAL CONTINUED
Berkley Realty Co. LLC Bonds, Series 2002A, 0.35%, 11/2/09(2)       $  3,140,000   $    3,140,000
Berks Medical Realty LP Revenue Bonds, Series 2001, 0.35%,
11/2/09(2)                                                             3,885,000        3,885,000
Birmingham, AL Industrial Development Board Solid Waste Revenue
Bonds, American Cast Iron, Series 2000, 0.57%, 11/2/09(2)              2,900,000        2,900,000
Capital One Funding Corp., Series 2000B, 0.60%, 11/2/09(2)             5,266,000        5,266,000
Cincinnati Baseball Museum Nts., Series 2004, 0.60%, 11/2/09(2)        9,220,000        9,220,000
Columbus, GA Development Authority Revenue Bonds, MAC Property
LLC Project, Series 2007, 0.35%, 11/2/09(2)                            1,675,000        1,675,000
CT Development Authority Industrial Development Bonds, Latex
Foam International Project, Series 2002, 0.35%, 11/2/09(2)             1,845,000        1,845,000
Davidson Cnty. Industrial Facility & Pollution Control Finance
Authority, Diebold, Inc. Project, Series 1997, 0.40%, 11/1/09(2)       2,660,000        2,660,000
Dothan, AL Industrial Development Board Bonds, Dunbarton
Project, Series 1999, 0.35%, 11/2/09(2)                                2,900,000        2,900,000
FL Orthopaedic Institute Surgery Center LLC Bonds, Series 2001,
0.35%, 11/2/09(2)                                                      2,800,000        2,800,000
Hailey, ID Industrial Development Corp. Revenue Bonds, Rocky
Mountain Hardware Project, Series 2006, 0.47%, 11/2/09(2)              1,595,000        1,595,000
IA Finance Authority Bonds, M.H. Eby, Inc. Project, 0.40%,
11/2/09(2)                                                             1,985,000        1,985,000
Intrepid Museum Foundation Revenue Bonds, Series 2006, 0.303%,
11/2/09(2)                                                             7,080,000        7,080,000
MA Finance Agency Industrial Development Revenue Bonds, Kayem
Foods, Inc., Series 2001, 0.40%, 11/1/09(2)                            1,715,000        1,715,000
Mission Economic Development Corp. Bonds, CMI Project, Series
07, 0.40%, 11/2/09(2)                                                  2,785,000        2,785,000
Mountain Agency, Inc. (The) Securities, Series 2003, 0.59%,
11/2/09(2)                                                            11,845,000       11,845,000
MS Business Finance Corp. Revenue Bonds, Signal International
LLC Project, Series 2004, 0.45%, 11/2/09(2)                            1,600,000        1,600,000
Muskogee, OK Trust Port Authority Industrial Development
Revenue Bonds, Uni-Steel, Inc., Series 1998, 0.47%, 11/2/09(2)         2,850,000        2,850,000
NJ Economic Development Authority Bonds, MZR Real Estate,
Series 2007B, 0.35%, 11/2/09(2)                                        4,220,000        4,220,000
Polk Cnty., FL Industrial Development Authority Revenue Bonds,
Watson Clinic, Series 1999, 0.35%, 11/2/09(2)                          2,350,000        2,350,000
Raleigh, NC Certificates of Participation, Series 2008, 0.25%,
11/2/09(2)                                                             3,665,000        3,665,000
Rickenbacker Port Authority Economic Development Revenue Bonds,
YMCA of Central Ohio, Series 2002, 0.40%, 11/2/09(2)                  11,660,000       11,660,000


                          3 | OPPENHEIMER CASH RESERVES

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

                                                                     PRINCIPAL
                                                                       AMOUNT           VALUE
                                                                    ------------   --------------
MUNICIPAL CONTINUED
Ridgewood Associates Bonds, Series 2005, 0.35%, 11/2/09(2)          $  3,620,000   $    3,620,000
Ross Sinclaire Real Estate Trust LLC Nts., 0.63%, 11/2/09(2)           2,280,000        2,280,000
San Antonio, TX Special Facilities Bonds, Cessna Aircraft
Project, Series 1995, 0.45%, 11/2/09(2)                                2,300,000        2,300,000
Savanna, IL Industrial Development Revenue Bonds, Metform
Corp., Series 1994A, 0.40%, 11/2/09(2)                                 4,300,000        4,300,000
SC Jobs Economic Development Authority, Abraham Industries LLC
Project, Series 1999, 0.45%, 11/1/09(2)                                2,600,000        2,600,000
Summit Country Day School (The), Inc. Nts., Series 2003, 1%,
11/1/09(2)                                                             3,995,000        3,995,000
Tennis For Charity, Inc. Bonds, Series 2004, 0.80%, 11/2/09(2)         1,640,000        1,640,000
Vigo Cnty., IN Economic Development Revenue Bonds, Republic
Services, Inc. Project, Series 03, 0.37%, 11/2/09(2)                   5,000,000        5,000,000
Warren Cnty., KY Industrial Building Revenue Bonds, Pan-Ostan
Co. Project, Series 2006, 0.63%, 11/2/09(2)                            1,000,000        1,000,000
Westchester Cnty. Industrial Development Agency Bonds, BWP
Distributors, Inc., Series 1997, 0.35%, 11/2/09(2)                     1,735,000        1,735,000
Whitehall, WI Industrial Development Revenue Bonds, Whitehall
Specialties, 0.40%, 11/2/09(2)                                         4,900,000        4,900,000
Winston-Salem, NC Certificates of Participation, Series 1992,
0.32%, 11/4/09(2)                                                      6,250,000        6,250,000
                                                                                   --------------
                                                                                      141,761,000
                                                                                   --------------
PERSONAL PRODUCTS--1.9%
Procter & Gamble International Funding SCA:
0.478%, 5/7/10(1, 2)                                                  10,000,000       10,000,000
0.714%, 2/8/10(1, 2)                                                  18,000,000       18,000,000
                                                                                   --------------
                                                                                       28,000,000
                                                                                   --------------
PHARMACEUTICALS--3.2%
Roche Holdings, Inc., 1.393%, 2/25/10(2)                              47,500,000       47,500,000
                                                                                   --------------
RECEIVABLES FINANCE--21.8%
Barton Capital Corp.:
0.23%, 1/12/10(1)                                                      5,000,000        4,997,700
0.23%, 1/14/10(1)                                                     13,800,000       13,793,476
0.26%, 12/1/09(1)                                                     10,000,000        9,997,833
0.30%, 11/9/09(1)                                                      8,738,000        8,737,417
Crown Point Capital Co.:
0.45%, 11/6/09                                                        19,000,000       18,998,813
0.45%, 12/11/09                                                        7,400,000        7,396,300
0.50%, 11/2/09                                                        16,500,000       16,499,771
Fairway Finance Corp.:
0.22%, 1/22/10(1)                                                      6,400,000        6,396,793
0.23%, 1/14/10(1)                                                     15,000,000       14,992,908
0.24%, 12/14/09(1)                                                     9,600,000        9,597,248
0.24%, 1/4/10(1)                                                      26,500,000       26,488,693


                          4 | OPPENHEIMER CASH RESERVES

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

                                                                     PRINCIPAL
                                                                       AMOUNT           VALUE
                                                                    ------------   --------------
RECEIVABLES FINANCE CONTINUED
Gemini Securitization Corp.:
0.26%, 12/9/09(1)                                                   $  1,900,000   $    1,899,499
0.27%, 11/25/09(1)                                                     8,000,000        7,998,560
0.29%, 11/17/09(1)                                                    10,000,000        9,998,711
Kitty Hawk Funding Corp., 0.23%, 11/4/09(1)                           21,479,000       21,478,588
Lexington Parker Capital Co. LLC:
0.50%, 11/5/09(1)                                                     25,000,000       24,998,611
0.50%, 11/16/09(1)                                                    21,000,000       20,995,625
Old Line Funding Corp., 0.27%, 1/26/10(1)                             12,000,000       11,992,260
Park Avenue Receivables Co. LLC, 0.22%, 1/15/10(1)                    10,800,000       10,795,050
Ranger Funding Co. LLC:
0.20%, 12/10/09(3)                                                    25,000,000       24,994,583
0.24%, 12/7/09(1)                                                     16,000,000       15,996,160
Thunder Bay Funding LLC, 0.28%, 1/14/10(3)                            18,000,000       17,989,640
Yorktown Capital LLC, 0.17%, 11/19/09(1)                              12,595,000       12,593,929
                                                                                   --------------
                                                                                      319,628,168
                                                                                   --------------
U.S. GOVERNMENT OBLIGATIONS--4.1%
Straight-A Funding LLC, Series I:
0.21%, 1/11/10                                                        20,056,000       20,047,693
0.21%, 1/11/10                                                        10,000,000        9,995,858
0.21%, 1/12/10                                                        10,016,000       10,011,793
0.225%, 12/7/09                                                       10,000,000        9,997,750
0.25%, 11/17/09                                                        5,000,000        4,999,444
0.26%, 11/20/09                                                        4,800,000        4,799,346
                                                                                   --------------
                                                                                       59,851,884
                                                                                   --------------
Total Short-Term Notes (Cost $791,545,435)                                            791,545,435
                                                                                   --------------
U.S. GOVERNMENT AGENCIES--4.0%
Federal Home Loan Bank:
0.50%, 10/28/10-10/29/10(4)                                           29,000,000       29,000,000
0.79%, 3/12/10(2)                                                     30,000,000       30,000,000
                                                                                   --------------
Total U.S. Government Agencies (Cost $59,000,000)                                      59,000,000
                                                                                   --------------
TOTAL INVESTMENTS, AT VALUE (COST $1,469,866,029)                          100.1%   1,469,866,029
LIABILITIES IN EXCESS OF OTHER ASSETS                                       (0.1)        (855,117)
                                                                    ------------   --------------
NET ASSETS                                                                 100.0%  $1,469,010,912
                                                                    ============   ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES AND DIRECT BANK OBLIGATIONS ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

(1.) Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $372,272,177, or 25.34% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

(2.) Represents the current interest rate for a variable or increasing rate security.


                          5 | OPPENHEIMER CASH RESERVES

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

(3.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $42,984,223 or 2.93% of the Fund's net assets as of October 31, 2009.

(4.) Illiquid security. The aggregate value of illiquid securities as of October
     31, 2009 was $29,000,000, which represents 1.97% of the Fund's net assets. See accompanying Notes.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts that are included in the Fund's Statement of Assets and Liabilities as of October 31, 2009 based on valuation input level:

                             LEVEL 1--         LEVEL 2--            LEVEL 3--
                            UNADJUSTED     OTHER SIGNIFICANT       SIGNIFICANT
                           QUOTED PRICES   OBSERVABLE INPUTS   UNOBSERVABLE INPUTS        VALUE
                           -------------   -----------------   -------------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Certificates of Deposit         $--          $  367,342,350            $--           $  367,342,350
Direct Bank Obligations          --             251,978,244             --              251,978,244
Short-Term Notes                 --             791,545,435             --              791,545,435
U.S. Government Agencies         --              59,000,000             --               59,000,000
                                ---          --------------            ---           --------------
Total Assets                    $--          $1,469,866,029            $--           $1,469,866,029
                                ---          --------------            ---           --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund's Board of Trustees.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the


                          6 | OPPENHEIMER CASH RESERVES

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies during the period.

ILLIQUID SECURITIES

As of October 31, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.


                          7 | OPPENHEIMER CASH RESERVES

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Cash Reserves


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 12/10/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 12/10/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 12/10/2009